United States

Securities and Exchange Commission

Washington, D.C. 20549

Amended

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 5/31/10

Date of Reporting Period: Quarter ended 2/28/10

Item 1.	Schedule of Investments

Municipal Cash Series

Portfolio of Investments

February 28, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.1%;1,2
		Alabama – 0.3%
$1,591,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 3/4/2010	1,591,000
		Alaska – 3.0%
15,000,000		Alaska State Housing Finance Corp., (Series 2002 A) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.250%, 3/4/2010	15,000,000
		Arizona – 7.3%
385,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.500%, 3/4/2010	385,000
1,700,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.350%, 3/4/2010	1,700,000
1,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.420%, 3/4/2010	1,000,000
3,650,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.400%, 3/4/2010	3,650,000
2,055,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.200%, 3/4/2010	2,055,000
3,180,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.450%, 3/4/2010	3,180,000
2,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.390%, 3/4/2010	2,630,000
4,100,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.420%, 3/3/2010	4,100,000
8,635,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (RR-II-R-12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.200%, 3/4/2010	8,635,000
1,450,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.200%, 3/3/2010	1,450,000
4,700,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 3/4/2010	4,700,000
3,250,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.230%, 3/4/2010	3,250,000
		TOTAL	36,735,000
		Arkansas – 1.3%
6,400,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 0.680%, 3/4/2010	6,400,000
		California – 0.5%
2,355,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 2.500%, 3/4/2010	2,355,000
		Colorado – 1.4%
5,980,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.640%, 3/3/2010	5,980,000
935,000		Colorado HFA, (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 3/4/2010	935,000
35,000		Colorado HFA, (Series 2000B) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 3/4/2010	35,000
		TOTAL	6,950,000
		Connecticut – 1.2%
6,000,000		New Haven, CT, (Series 2002A), 0.40% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 3/11/2010	6,000,000
		Florida – 4.1%
1,510,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 3/4/2010	1,510,000
18,150,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.200%, 3/1/2010	18,150,000
750,000		JEA, FL Electric System, (Series Three 2008C-3: Senior Revenue Bonds) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.170%, 3/4/2010	750,000
		TOTAL	20,410,000
		Georgia – 17.3%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.350%, 3/4/2010	3,350,000

Principal Amount		Value
$8,500,000	Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.310%, 3/4/2010	8,500,000
4,820,000	Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.190%, 3/4/2010	4,820,000
1,900,000	Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 0.270%, 3/3/2010	1,900,000
3,000,000	Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.250%, 3/4/2010	3,000,000
4,500,000	Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.200%, 3/4/2010	4,500,000
5,000,000	Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.190%, 3/3/2010	5,000,000
8,000,000	Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.200%, 3/3/2010	8,000,000
3,000,000	Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 0.250%, 3/4/2010	3,000,000
4,350,000	Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.290%, 3/3/2010	4,350,000
19,710,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.310%, 3/4/2010	19,710,000
1,700,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.290%, 3/3/2010	1,700,000
2,000,000	Macon-Bibb County, GA Hospital Authority, (Series 2000) Weekly VRDNs (Central Georgia Senior Health, Inc.)/(FHLB of Atlanta LOC), 0.190%, 3/3/2010	2,000,000
4,000,000	Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.300%, 3/4/2010	4,000,000
4,230,000	Oglethorpe Power Corp. Scherer Project, (Series 2009B) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 3/3/2010	4,230,000
3,500,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.350%, 3/3/2010	3,500,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.300%, 3/4/2010	5,600,000
	TOTAL	87,160,000
	Illinois – 6.3%
3,825,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(Harris, N.A. LOC), 0.410%, 3/4/2010	3,825,000
1,630,000	Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 0.620%, 3/4/2010	1,630,000
1,900,000	Elgin, IL, (Series 2001) Weekly VRDNs (Gemini Mouldings, Inc.)/(Bank of America N.A. LOC), 0.500%, 3/4/2010	1,900,000
3,375,000	Fulton, IL, (Series 1998) Weekly VRDNs (Drives, Inc.)/(Harris, N.A. LOC), 0.470%, 3/4/2010	3,375,000
1,595,000	Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.350%, 3/4/2010	1,595,000
3,375,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.810%, 3/4/2010	3,375,000
1,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York Mellon LOC), 0.470%, 3/4/2010	1,000,000
2,630,000	Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A) Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.810%, 3/4/2010	2,630,000
3,000,000	Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.500%, 3/4/2010	3,000,000
2,880,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.290%, 3/4/2010	2,880,000
3,200,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(Harris, N.A. LOC), 0.470%, 3/4/2010	3,200,000
3,300,000	Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 3/3/2010	3,300,000
104,000	Peoria, IL, (Series 1996) Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.750%, 3/4/2010	104,000
	TOTAL	31,814,000
	Indiana – 3.0%
660,000	Carmel, IN, (Series 1999) Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 0.500%, 3/4/2010	660,000
1,500,000	Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.450%, 3/4/2010	1,500,000
12,900,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.410%, 3/4/2010	12,900,000
	TOTAL	15,060,000

Principal Amount			Value
		Kansas – 1.3%
$4,345,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.320%, 3/4/2010	4,345,000
2,315,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.380%, 3/3/2010	2,315,000
		TOTAL	6,660,000
		Kentucky – 0.5%
700,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.350%, 3/4/2010	700,000
2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.150%, 3/4/2010	2,100,000
		TOTAL	2,800,000
		Louisiana – 0.6%
3,000,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.350%, 3/4/2010	3,000,000
		Maine – 0.5%
2,485,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wachovia Bank N.A. LOC), 0.530%, 3/3/2010	2,485,000
		Massachusetts – 0.8%
4,000,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 3/4/2010	4,000,000
		Michigan – 2.9%
2,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	2,014,862
8,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	8,068,334
4,630,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 3/1/2010	4,630,000
		TOTAL	14,713,196
		Minnesota – 0.0%
210,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.550%, 3/4/2010	210,000
		Missouri – 0.2%
920,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 0.330%, 3/4/2010	920,000
		Multi-State – 4.6%
5,770,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.350%, 3/4/2010	5,770,000
3,258,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.350%, 3/4/2010	3,258,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.230%, 3/4/2010	6,700,000
7,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs (Deutsche Bank AG LIQ), 0.230%, 3/4/2010	7,600,000
		TOTAL	23,328,000
		Nevada – 0.7%
2,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.260%, 3/3/2010	2,500,000
1,000,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 0.240%, 3/3/2010	1,000,000
		TOTAL	3,500,000
		New Jersey – 0.4%
2,260,685		Tinton Falls, NJ, 1.40% BANs, 1/19/2011	2,274,618
		New York – 3.0%
1,235,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 3/4/2010	1,235,000
1,165,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.640%, 3/3/2010	1,165,000
1,650,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.400%, 3/4/2010	1,650,000
3,877,000		Johnstown, NY, 2.25% BANs, 10/1/2010	3,893,776
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.600%, 3/3/2010	1,700,000
1,600,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Banknorth N.A. LOC), 0.400%, 3/4/2010	1,600,000
1,700,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.200%, 3/4/2010	1,700,000

Principal Amount		Value
$2,250,000	Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Bank of New York Mellon LOC), 0.300%, 3/4/2010	2,250,000
	TOTAL	15,193,776
	Ohio – 23.2%
3,330,000	Ashtabula County, OH, 1.75% BANs, 5/28/2010	3,332,770
3,000,000	Butler County, OH, 1.25% BANs, 8/5/2010	3,007,039
2,000,000	Cleveland, OH Airport System, (Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 3/4/2010	2,000,000
2,200,000	Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 3/4/2010	2,200,000
2,280,000	Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.200%, 3/4/2010	2,280,000
5,500,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.190%, 3/4/2010	5,500,000
5,000,000	Hancock County, OH , (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.370%, 3/4/2010	5,000,000
3,000,000	Lakewood, OH, 3.00% BANs, 4/15/2010	3,004,912
3,400,000	Licking County, OH Career & Technology Educational Centers, 1.60% BANs, 9/2/2010	3,411,941
2,160,000	Lima, OH, 2.00% BANs, 5/27/2010	2,165,680
1,775,000	Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.280%, 3/4/2010	1,775,000
8,950,000	Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.230%, 3/4/2010	8,950,000
1,500,000	Monroe, OH, 1.50% BANs, 8/19/2010	1,504,920
2,000,000	Monroe, OH, 2.00% BANs, 8/19/2010	2,004,613
4,300,000	Montgomery County, OH, (Series 1996) Weekly VRDNs (The Dayton Art Institute)/(U.S. Bank, N.A. LOC), 0.180%, 3/3/2010	4,300,000
500,000	Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.180%, 3/1/2010	500,000
1,325,000	North College Hill, OH City School District, 2.15% BANs, 1/13/2011	1,339,296
3,150,000	Oakwood City, OH, 2.25% BANs, 3/11/2010	3,150,424
11,225,000	Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.180%, 3/3/2010	11,225,000
5,000,000	Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Solutions Corp.)/(Key Bank, N.A. LOC), 0.300%, 3/3/2010	5,000,000
1,750,000	Ohio State Air Quality Development Authority, (Series 2009A) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.170%, 3/4/2010	1,750,000
3,650,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.180%, 3/3/2010	3,650,000
4,470,000	Ohio Water Development Authority, (Series 2001B) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 0.130%, 3/1/2010	4,470,000
2,000,000	Oregon City, OH, 1.05% BANs, 9/8/2010	2,004,259
11,500,000	Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.230%, 3/4/2010	11,500,000
2,000,000	Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(PNC Bank, N.A. LOC), 0.280%, 3/4/2010	2,000,000
4,500,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.300%, 3/4/2010	4,500,000
2,780,000	Trotwood, OH, 2.25% BANs, 3/18/2010	2,780,969
2,990,000	Trumbull County, OH Sewer District, (Series B), 2.50% BANs, 3/23/2010	2,990,705
2,000,000	Vermilion, OH, 1.50% BANs, 10/27/2010	2,005,852
4,750,000	Wadsworth, OH School District, 2.25% BANs, 9/22/2010	4,792,391
2,500,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.290%, 3/5/2010	2,500,000
	TOTAL	116,595,771
	Oklahoma – 0.4%
2,000,000	Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 3/4/2010	2,000,000
	Pennsylvania – 1.3%
675,000	McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 0.300%, 3/4/2010	675,000
6,000,000	Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	6,035,228
	TOTAL	6,710,228

Principal Amount			Value
		South Dakota – 0.6%
$3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.500%, 3/4/2010	3,000,000
		Tennessee – 2.2%
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.650%, 3/4/2010	10,000,000
1,000,000		Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.420%, 3/3/2010	1,000,000
		TOTAL	11,000,000
		Texas – 1.3%
1,940,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.240%, 3/1/2010	1,940,000
4,145,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.320%, 3/4/2010	4,145,000
415,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.250%, 3/3/2010	415,000
		TOTAL	6,500,000
		Vermont – 0.7%
3,325,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.230%, 3/1/2010	3,325,000
		Virginia – 5.4%
600,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.270%, 3/3/2010	600,000
1,500,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.200%, 3/4/2010	1,500,000
1,250,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 3/4/2010	1,250,000
10,400,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.330%, 3/3/2010	10,400,000
10,500,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.300%, 3/3/2010	10,500,000
1,400,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 3/4/2010	1,400,000
1,320,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Bank (USA) LOC), 0.400%, 3/4/2010	1,320,000
		TOTAL	26,970,000
		Washington – 0.6%
625,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.260%, 3/3/2010	625,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.500%, 3/4/2010	2,250,000
		TOTAL	2,875,000
		Wisconsin – 3.2%
2,000,000		Combined Locks, WI, Development Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.450%, 3/4/2010	2,000,000
3,160,000		Menomonee Falls Village, WI, (Series 2006) Weekly VRDNs (AJ Die-Namics, LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 3/4/2010	3,160,000
1,625,000		Mukwonago, WI, (Series 1999) Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 3/4/2010	1,625,000
5,500,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 3/4/2010	5,500,000
3,935,000		Wausau, WI Community Development Authority, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 3/4/2010	3,935,000
		TOTAL	16,220,000
		TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	503,755,589
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(737,350)
		TOTAL NET ASSETS — 100%	$503,018,239

Securities that are subject to the federal alternative minimum tax (AMT) represent 56.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At February 28, 2010, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
94.0%	6.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2010, these restricted securities amounted to $46,133,000, which represented 9.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2010, these liquid restricted securities amounted to $46,133,000, which represented 9.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. CHRISTOPHER DONAHUE
J. Christopher Donahue
Principal Executive Officer

Date June 22, 2010

By	/S/ RICHARD A. NOVAK
Richard A. Novak
Principal Financial Officer

Date June 22, 2010